OTHER RESERVES	12 Months Ended
Dec. 31, 2019
Disclosure of share capital, reserves and other equity interest [Abstract]
OTHER RESERVES
OTHER RESERVES

Total other reserves for the years ended December 31, 2019 and 2018 has been recognized in the consolidated financial statements as follows:

Years ended December 31	2019	2018
Foreign currency translation reserve
At beginning and end of year	$781	$781

Revaluation reserves
At beginning of year	(37,240)	3,353
Gain (loss) on marketable securities at FVTOCI, net of tax	29,819	(37,686)
Unrealized gain (loss) on effective portion of derivative, net of tax	2,226	(2,907)
At end of year	(5,195)	(37,240)

Share-based compensation reserve
At beginning of year	49,696	50,404
Stock options exercised	(2,804)	(2,864)
Transfer of equity-settled PSUs	1,356	—
Share-based compensation	4,005	2,156
At end of year	52,253	49,696

Other
At beginning of year	(29,540)	(29,540)
Acquisition of non-controlling interest (note 4)	1,463	—
At end of year	(28,077)	(29,540)

Total Other Reserves	$19,762	$(16,303)